Segment information	12 Months Ended
Dec. 31, 2022
Segment information
Segment information

5. Segment information

We currently operate as a single operating segment. Prior to the disposal of Fidelta in 2021 we had two reportable segments: R&D and fee-for-service business. Operating segments are identified as components of an entity about which separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions regarding resource allocation and assessing performance. The chief operating decision maker made such decisions and assessed performance at the company level, as one segment.

GEOGRAPHICAL INFORMATION

In 2020, 2021 and 2022, our continuing operations were mainly located in Belgium, France, the Netherlands, Germany, Italy, Spain, Switzerland and United Kingdom. The revenues from our collaboration partner Gilead represented 82% of our total net revenues in 2022 (97% in 2021, 99% in 2020).

In 2022 we reported €87.6 million of product net sales for Jyseleca in Europe (€14.8 million in 2021), of which €7.3 million realized in Belgium (€1.7 million in 2021).

Following table summarizes the collaboration revenues by destination of customer:

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
United States of America	€414,129	€467,978	€472,445
Europe	3,552	2,114	5,605
Total collaboration revenues	€417,681	€470,093	€478,051

Following table summarizes the collaboration revenues by major customers:

	Year ended December 31,
	2022		2021		2020
	(Euro in thousands)%		(Euro, in thousands)%		(Euro in thousands)%
Gilead:
United States of America	€414,129	100%	€467,978	100%	€472,445	99%
Europe	1,452	0%	2,071	0%	1,460	0%
AbbVie:
Europe	—	0%	—	0%	(52)	0%
Novartis:
Europe	56	0%	—	0%	4,125	1%
Total revenues from major customers	€415,637	100%	€470,049	100%	€477,978	100%

As of December 31, 2022, we held €370.4 million of non-current assets (€197.6 million in 2021; €170.9 million in 2020) distributed as follows:

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Belgium	€72,087	€98,295	€113,524
France	20,397	21,051	18,398
The Netherlands	255,461	66,621	28,210
Switzerland	4,962	7,181	7,668
Spain	3,037	3,029	2,755
United States of America	12,729	136	372
Other	1,747	1,302	16
Total non-current assets	€370,420	€197,615	€170,943

As the net assets associated with Fidelta d.o.o. (Croatia) will be recovered principally through a sale transaction rather than through continuing use, we have classified these assets and the associated liabilities as held for sale in our financial statements for the year ended December 31, 2020.